INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF PROVINCIAL INCOME TAX RATES

	2021	2020
	$	$
Statutory tax rates	26.5%	26.5%

Income tax (recovery) computed at the statutory rates	(13,964)	(3,243)
Non-deductible items	1,210	(1,996)
Change in tax benefit not recognized	18,501	9,098
Foreign tax differentials	(1,028)	(355)
Other	259	112
Special mining royalty	100	167
Provision for income taxes	5,078	3,783

SCHEDULE OF PROVISION FOR INCOME TAXES	Provision for income taxes consists of the following:
	2021	2020
	$	$
Current income taxes	270	305
Deferred income taxes	4,808	3,478
	5,078	3,783

SCHEDULE OF DEFERRED INCOME TAX ASSETS (LIABILITIES)

The following table reflects the Company’s deferred income tax assets (liabilities):

	2021	2020
	$	$
Non-capital losses carried forward	1,712	1,521
Resource related assets	-	1,285
Property, plant and equipment	-	2,079
Deferred income and other	-	1
Accrued revenue	-	26
Prepaid expenses, deposits and other	(1,844)	233
Net Capital Losses	132	-
Deferred tax assets	-	5,145

Prepaid expenses, deposits and other	(612)	(611)
Special mining royalty	-	(318)
Deferred tax liabilities	(612)	(929)

Net deferred tax (liablities) assets	(612)	4,216

SUMMARY OF TEMPORARY DIFFERENCES

The following temporary differences have not been recognized in the consolidated financial statements.

	2021	2020
	$	$
Non-capital losses carried forward	55,573	57,299
Capital losses	3,613	1,214
Resource related deductions	31,204	22,510
Share issuance costs	1	9
Property, plant and equipment	12,043	206
Prepaid expenses, deposits and other	31,420	2,160
	133,854	83,398

SUMMARY OF NON-CAPITAL LOSSES

As at December 31, 2021, the Company has non-capital losses to be carried forward and applied against taxable income of future years. The non-capital losses have expiry dates as follows:

	2021	2020
	$	$
2021	1,426	1,471
2022	-	-
2023	-	-
2024 and thereafter	60,593	62,678
	62,018	64,149